Derivative liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of changes in fair value of derivative liabilities

Changes in the fair value of the derivative liabilities for the year ended December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$1,121	$491
Settlements	(90,417)	-
Change in fair value	97,408	630
Balance, end of year	$8,112	$1,121

Schedule of fair value of the derivative liabilities

The fair value of the derivative liabilities was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2025	December 31, 2024
Stock price	$12.07	$0.91
Exercise price	$ 0.86 - $ 1.77	$ 0.52 - $1.22
Expected life	0.83 yrs	0.43 - 1.83 yrs
Risk-free interest rate	2.58%	2.93%
Expected volatility	89.07%	53.23%
Expected dividends	nil	nil